Financial risk management - Summary of Credit Risk Exposure By Risk Rating Grades (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure of credit risk exposure [line items]
Financial assets	¥ 21,271,427	¥ 19,880,882	¥ 18,319,771
Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,830,535	1,485,734	1,333,296
Gross carrying amount [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	11,525,926	10,595,701	9,731,512
Gross carrying amount [member] | AAA [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	488,275	282,551	233,334
Gross carrying amount [member] | AA [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,431,758	2,024,890	1,540,380
Gross carrying amount [member] | A [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	8,560,523	8,259,282	7,930,999
Gross carrying amount [member] | BBB [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	12,948	17,961	19,171
Gross carrying amount [member] | Other [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	32,422	11,017	7,628
Not past due or due within 30 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,732,371	1,388,742	1,223,507
Due over 30 to 90 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	52,895	40,046	48,007
Due over 90 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ 45,269	¥ 56,946	¥ 61,782